NON-CANCELABLE MATERIAL PURCHASE OBLIGATIONS	6 Months Ended
Jun. 30, 2024
Non Cancelable Material Purchase Obligations [Abstract]
NON-CANCELABLE MATERIAL PURCHASE OBLIGATIONS
NOTE 6:-	NON-CANCELABLE MATERIAL PURCHASE OBLIGATIONS

The Company entered into non-cancelable material agreements for the receipt of cloud infrastructure services and subscription-based cloud services. Future payments under non-cancelable material purchase obligations as of June 30, 2024 (Unaudited) are as follows:

2024	28,978
2025	54,681
2026	60,326
2027	48,750

$192,735